Revenue and Related Matters - Disaggregated Revenue (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Subscription, transaction, and services	$ 32,732	$ 28,808	$ 97,440	$ 78,978	$ 108,569	$ 96,460	$ 79,571
Subscription and transaction
Disaggregation of Revenue [Line Items]
Subscription, transaction, and services	30,376	26,130	89,631	73,065
Services and other
Disaggregation of Revenue [Line Items]
Subscription, transaction, and services	$ 2,356	$ 2,678	$ 7,809	$ 5,913	$ 8,960	$ 6,984	$ 4,846